Schedule I - Combined Condensed Statements of Cash Flows	12 Months Ended
Mar. 31, 2022
Parent Company Combined Condensed Statements Of Cash Flows [Abstract]
Combined Condensed Statements of Cash Flows
Schedule I – Combined Condensed Statements of Cash Flows

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020

expressed in millions of Canadian dollars
Operating activities
Net income (loss)	$857.7	$(76.1)	$(175.9)
Items not affecting cash:
Increase in fair value of warrant liability	6.4	—	—
Decrease in fair value of earnout liability	(78.1)	—	—
Listing expense	235.6	—	—
Investment in shares of subsidiary	(1,028.8)	62.0	175.9

	(7.2)	(14.1)	—
Net change in non-cash operating working capital	16.5	14.1	—

Cash used in operating activities	$9.3	$—	$—

Cash used in investing activities	$—	$—	$—

Financing activities
Dividends paid	$(9.3)	$—	$—

Cash used in financing activities	$(9.3)	$—	$—

Cash
Decrease in cash	$—	$—	$—
Opening balance	—	—	—

Ending balance	$—	$—	$—